Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Other investments
Schedule of other investments

	As of December 31, 2022
	Original cost	Unrealized (losses) gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	223,852	(145,631)	(48,634)	11,046	40,633
Available-for-sale debt securities (Note b)	40,438	—	(35,073)	135	5,500
Equity investments without readily determinable fair value (Note c)	2,806,218	279,535	(507,099)	35,518	2,614,172

Total	3,070,508	133,904	(590,806)	46,699	2,660,305

	As of December 31, 2023
	Original cost	Unrealized (losses) gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	223,852	(168,354)	(48,634)	11,855	18,719
Available-for-sale debt securities (Note b)	94,438	—	(35,073)	135	59,500
Equity investments without readily determinable fair value (Note c)	3,036,434	253,027	(526,204)	74,713	2,837,970

Total	3,354,724	84,673	(609,911)	86,703	2,916,189

Notes:

(a)	Equity investments with readily determinable fair value
During the years ended December 31, 2021, 2022 and 2023, disposal of equity investments with readily determinable fair value generated proceeds of RMB63,826, RMB4,760 and nil
, resulting in realized gain of RMB42,141, RMB2,412 and
nil
, respectively. The Group recorded mark to market adjustments of RMB(116,567), RMB(62,390) and RMB(22,723) in investment loss and revaluation of investments in the consolidated statements of income and comprehensive income during the years ended December 31 , 2021, 2022 and 2023, respectively. Dividend of RMB222, RMB22 and nil
was declared to the Group and recorded in investment gain and revaluation of investments during the years ended December 31, 2021, 2022 and 2023 respectively.
No impairment loss was recorded during the years ended December 31, 2021, 2022 and 2023.

(b)	Available-for-sale debt securities
For
available-for-sale
debt securities, no impairment loss was recorded during the years ended December 31, 2021, 2022 and 2023, respectively.

(c)	Equity investments without readily determinable fair value
The Group recorded impairment loss of RMB378,989, RMB93,904 and RMB19,105 for years ended December 31, 2021, 2022 and 2023, respectively for the equity investments without readily determinable fair value. Dividend of RMB179,270, RMB28,612 and RMB29,790 was declared and recorded in investment gain and revaluation of investments during the years ended December 31, 2021, 2022 and 2023, respectively. During the year ended December 31, 2022 and 2023, dividends of RMB23,638 and RMB28,526 that was declared and reinvested into the equity investments without readily determinable fair value, respectively. During the years ended December 31, 2021, 2022 and 2023, fair value changes recognized for equity investments which were measured using NAV practical expedient were nil
, RMB275,217 and RMB(25,122), respectively.